UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006
                                               ------------------

Check here if Amendment |_|: Amendment Number:
                                               ---------
   This Amendment (Check only one.):    |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Matthews International Capital Management, LLC
                 ----------------------------------------------
   Address:      Four Embarcadero Center, Suite 550
                 ----------------------------------------------
                 San Francisco, CA 94111
                 ----------------------------------------------

                 ----------------------------------------------

Form 13F File Number: 28-10629
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Manoj K. Pombra
         -------------------------------
Title:    Chief Compliance Officer
         -------------------------------
Phone:    415/955-8122
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Manoj K. Pombra               San Francisco, CA     11/9/06
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                        --------------------

Form 13F Information Table Entry Total:     27
                                        --------------------

Form 13F Information Table Value Total:     424,771
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                      FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/    PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE   SHARED  NONE
------------------------- ---------------- --------- -------- ---------- -----  ---- ------------ ---------- -------- ------ ------

BAIDU COM INC            SPON ADR REP A    056752108   7,135     81,500  SH            Sole                    81,500
CANON INC                ADR               138006309  19,094    365,150  SH            Sole                   365,150
CHINA MOBILE LIMITED     SPONSORED ADR     16941M109  48,887  1,382,950  SH            Sole                 1,382,950
CHUNGHWA TELECOM CO LTD  SPONSORED ADR     17133Q205  30,886  1,784,286  SH            Sole                 1,784,286
NEW ORIENTAL ED & TECH
  GRP I                  SPONSORED ADR     647581107     290     12,000  SH            Sole                    12,000
HSBC HLDGS PLC           SPON ADR NEW      404280406  55,476    606,097  SH            Sole                   606,097
HDFC BANK LTD            ADR REPS 3 SHS    40415F101     873     14,300  SH            Sole                    14,300
HONDA MOTOR LTD          AMERN SHS         438128308  11,602    345,000  SH            Sole                   345,000
HUANENG PWR INTL INC     SPON ADR H SHS    443304100   8,555    295,800  SH            Sole                   295,800
KOOKMIN BK NEW           SPONSORED ADR     50049M109  17,152    219,809  SH            Sole                   219,809
KOREA ELECTRIC PWR       SPONSORED ADR     500631106   5,451    278,810  SH            Sole                   278,810
KT CORP                  SPONSORED ADR     48268K101  18,816    876,390  SH            Sole                   876,390
LG PHILIP LCD CO LTD     SPONS ADR REP     50186V102     977     58,900  SH            Sole                    58,900
THE9 LTD                 ADR               88337K104   2,735    127,808  SH            Sole                   127,808
NETEASE COM INC          SPONSORED ADR     64110W102  59,285  3,623,800  SH            Sole                 3,623,800
PETROCHINA CO LTD        SPONSORED ADR     71646E100   7,987     74,190  SH            Sole                    74,190
SIFY LTD                 SPONSORED ADR     82655M107  15,567  1,697,600  SH            Sole                 1,697,600
SINA CORP                ORD               G81477104  11,758    467,500  SH            Sole                   467,500
SK TELECOM LTD           SPONSORED ADR     78440P108  35,391  1,497,700  SH            Sole                 1,497,700
SONY CORP                ADR NEW           835699307   8,936    221,400  SH            Sole                   221,400
SOHU COM INC             COM               83408W103   1,068     48,500  SH            Sole                    48,500
PT TELEKOMUNIKASI
  INDONESIA              SPONSORED ADR     715684106  30,424    841,380  SH            Sole                   841,380
TOYOTA MOTOR CORP        SP ADR REP2COM    892331307  13,809    126,800  SH            Sole                   126,800
TOM ONLINE INC           ADR REG S         889728200   5,648    469,900  SH            Sole                   469,900
TAIWAN SEMICONDUCTOR
  MFG LTD                SPONSORED ADR     874039100     103     10,746  SH            Sole                    10,746
TATA MTRS LTD            SPONSORED ADR     876568502     853     45,900  SH            Sole                    45,900
WIDERTHAN CO LTD         SPONS ADR         967593104   6,015    359,105  SH            Sole                   359,105